Stock-Based Compensation (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	May 22, 2012	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price on date of grant	$ 7.20
Shares authorized for the grant under 2006 stock plan, before amendment	37,500
Percentage of the awards per participant limitation removed	20.00%
Percentage of the awards as group limitation removed	20.00%
Shares authorized for the grant under 2006 stock plan	62,500				62,500
Shares outstanding					27,875	26,938	31,893
Common stock reserved for future issuance, shares					27,875
Unrecognized compensation cost, non-vested stock options awards					$ 44,000
Unrecognized compensation cost recognition period, non-vested stock options awards					5 years 6 months
Share-based compensation expense recognized related to employees and directors			12,500	3,400	44,000	29,000	30,000
Share awards granted during the period	5,625				5,625		11,875
Weighted average grant date fair value per option					$ 3.12		$ 2.80
Total intrinsic value of options exercised					0	0	0
Intrinsic value for vested options					0	0
Closing market price of common stock					$ 8.16
Non-cash compensation of non-vested stock recognized during period					12,000
Unrecognized compensation cost, non-vested stock awards					29,000
Unrecognized compensation cost recognition period, non-vested stock awards					17 months
Trading period used to determine award price		20 days
Shares issued under share based compensation					3,819
Shares issued to independent directors			0	546
Annual vesting percentage			50.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, non-vested stock options awards					$ 15,000
Unrecognized compensation cost recognition period, non-vested stock options awards					6 months
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non vested share awards, award shares	5,625
Number of executive officers received awards	2
Nonvested awards, grant date price	$ 7.84
Limited percentage of shares available to single participant	50.00%
Directors In Investment Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading period used to determine award price					20 days